CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	882	2,191	6,733	9,131
Non-cash lease expenses and amortization	310	302	1,194	1,248
Stock-based compensation	1,534	3,857	9,449	9,125
Financing costs related to issuance of convertible promissory notes - related parties	37		4,608
Change in fair value of convertible promissory notes - related parties	1,407		4,389
Change in fair value of warrant liability	106		2,230	(488)
Loss on disposal of property and equipment	9	7	123	100
Loss and impairment on lease termination			17,063
Unrealized foreign exchange (gain) loss	487	51	(52)	880
Non-cash interest		39	101	209
Changes in operating assets and liabilities:
Receivables under collaboration agreements	(2,208)	545	(563)	306
Prepaid expenses and other current assets	(306)	70	(625)	150
Other non-current assets	120		(160)
Accounts payable	(174)	5	270	(1,626)
Accrued expenses	271	(2)	134	(688)
Operating lease liabilities	(320)	(298)	(1,211)	(1,213)
Net cash used in operating activities	(6,120)	(6,103)	(30,162)	(37,210)
Cash flows from investing activities:
Property and equipment expenditures	(482)	(172)	(1,049)	(1,023)
Advances on property and equipment	(5)		(45)	(960)
Proceeds from disposal of property and equipment from lease termination			2,400
Proceeds from disposal of property and equipment			20	106
Net cash used in investing activities	(487)	(172)	1,326	(1,877)
Cash flows from financing activities:
Proceeds from stock option exercises	90	2	19	13
Payment for termination of finance lease			(2,000)
Principal paid on finance lease liability		(207)	(611)	(829)
Financing costs related to issuance of convertible promissory notes - related parties	(37)		(108)
Proceeds from convertible promissory notes	4,300		10,000
Net cash provided by financing activities	3,302	(205)	7,300	(816)
Effects of exchange rate change on cash, cash equivalents and restricted cash	(134)	(36)	(113)	(215)
Net Change in Cash	(3,439)	(6,516)	(21,649)	(40,118)
Beginning cash, cash equivalents and restricted cash	29,772	51,421	51,421	91,539
Ending cash, cash equivalents and restricted cash	$ 26,333	44,905	29,772	51,421
Cash paid during the year for:
Interest		$ 146	873	563
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses				$ 608
Financing costs related to issuance of convertible promissory notes - related parties			4,500
Deferred transaction costs included in accrued expenses			1,423
Finance lease ROU assets and lease liabilities derecognized upon lease termination			$ 6,101